Analysis Of Revenue by Segment - Summary of Analysis of Revenue By Segment (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Reportable Segments [Line Items]
Revenue	[1]	£ 12,170	£ 11,636	£ 24,492
Adjusted revenue for adjusting items
Reportable Segments [Line Items]
Revenue		12,139	11,533
Adjusting Items
Reportable Segments [Line Items]
Revenue		(31)	(103)
Exchange
Reportable Segments [Line Items]
Revenue		(135)
Adjusted At Constant Currency
Reportable Segments [Line Items]
Revenue		12,004
US | Reported
Reportable Segments [Line Items]
Revenue		4,989	4,525
US | Adjusted revenue for adjusting items
Reportable Segments [Line Items]
Revenue		4,989	4,525
US | Exchange
Reportable Segments [Line Items]
Revenue		(299)
US | Adjusted At Constant Currency
Reportable Segments [Line Items]
Revenue		4,690
APME | Reported
Reportable Segments [Line Items]
Revenue		2,405	2,384
APME | Adjusted revenue for adjusting items
Reportable Segments [Line Items]
Revenue		2,405	2,384
APME | Exchange
Reportable Segments [Line Items]
Revenue		16
APME | Adjusted At Constant Currency
Reportable Segments [Line Items]
Revenue		2,421
AMSSA | Reported
Reportable Segments [Line Items]
Revenue		2,015	1,951
AMSSA | Adjusted revenue for adjusting items
Reportable Segments [Line Items]
Revenue		2,015	1,951
AMSSA | Exchange
Reportable Segments [Line Items]
Revenue		83
AMSSA | Adjusted At Constant Currency
Reportable Segments [Line Items]
Revenue		2,098
ENA | Reported
Reportable Segments [Line Items]
Revenue		2,761	2,776
ENA | Adjusted revenue for adjusting items
Reportable Segments [Line Items]
Revenue		2,730	2,673
ENA | Adjusting Items
Reportable Segments [Line Items]
Revenue		(31)	(103)
ENA | Exchange
Reportable Segments [Line Items]
Revenue		65
ENA | Adjusted At Constant Currency
Reportable Segments [Line Items]
Revenue		2,795
Total regions
Reportable Segments [Line Items]
Revenue		£ 12,170	£ 11,636

[1]	Revenue is net of duty, excise and other taxes of £18,607 million and £18,250 million for the six-months ended 30 June 2019 and 2018 respectively, and £38,553 million for the year ended 31 December 2018.